Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits
Schedule of share-based payment plan

Settlement date	Number of shares assigned	Unit fair value (Euros)
2025	956,000	3.05
2027	1,458,000	2.85

Settlement date	Number of shares assigned	Unit fair value (Euros)
31/12/2026	700,000	1.08
31/12/2026	270,000	2.19

Settlement date	Number of RSUs assigned	Unit fair value (Euros)
2027	258,550	9.42